CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 214,732	$ 33,696	¥ 326,647
Restricted cash	50,550	7,932
Time deposits	48,437	7,601	477,408
Short-term investments	577,970	90,696	509,636
Inventory	1,080	169	1,935
Prepaid expenses and other current assets	71,555	11,229	302,057
Total current assets	964,324	151,323	1,617,683
Non-current assets:
Property and equipment, net	17,017	2,670	21,175
Intangible assets, net	11,211	1,759	20,302
Goodwill			4,223
Right-of-use assets	36,907	5,792	98,001
Time deposits	100,868	15,828	414,000
Deferred tax assets	56,868	8,924	10,268
Other non-current assets	5,496	862	23,896
Total non-current assets	228,367	35,835	591,865
Total assets	1,192,691	187,158	2,209,548
Current liabilities:
Advances from students	1,750,216	274,647	2,718,776
Accrued expenses and other current liabilities	96,205	15,097	237,101
Lease liabilities	19,400	3,044	42,949
Taxes payable	28,027	4,398	19,288
Total current liabilities	1,893,848	297,186	3,018,114
Non-current liabilities:
Advances from students	1,126	177	2,270
Lease liabilities	19,340	3,035	53,594
Other non-current liabilities	1,547	243	2,508
Total non-current liabilities	22,013	3,455	58,372
Total liabilities	1,915,861	300,641	3,076,486
Commitments and contingencies
Shareholders' deficit:
Ordinary shares	221	35	213
Treasury stock	(43,455)	(6,819)	(23,109)
Additional paid-in capital	1,251,748	196,427	1,199,014
Accumulated other comprehensive income/(loss)	(318)	(53)	8,884
Accumulated deficit	(1,931,366)	(303,073)	(2,051,940)
Total shareholders' deficit	(723,170)	(113,483)	(866,938)
Total liabilities and shareholders' deficit	¥ 1,192,691	$ 187,158	¥ 2,209,548